Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2018
Defined Benefit Plan, Plan Assets, Amount	$ 164,282	$ 167,961	$ 140,240
Debt Securities	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 83
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	61.30%	66.80%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	38.20%	31.90%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.50%	1.30%
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 164,282
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 83